As filed with the Securities and Exchange Commission on May 12, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
3/31/2008 (Unaudited)

		Shares	Market Value
Common Stocks - 90.7%			$ 29,478,541
(cost $27,084,448)

CONSUMER DISCRETIONARY - 4.3%			1,399,387
BYD	BOYD GAMING CORP.	3,800	76,000
BWS	BROWN SHOE CO., INC.	1,650	24,866
DDS	DILLARDS, INC.	33,300	573,093
HMC	HONDA MOTOR LTD - ADR	700	20,167
JMBA	JAMBA, INC.*	1,300	3,445
JOEZ	JOE'S JEANS, INC.*	74,010	84,371
JCI	JOHNSON CONTROLS, INC	1,800	60,840
MW	MENS WEARHOUSE, INC	1,150	26,761
MTH	MERITAGE HOMES CORP.*	1,300	25,116
NKE	NIKE, INC.	1,400	95,200
SCVL	SHOE CARNIVAL, INC.*	2,500	33,825
TOC	THOMSON CORP.	5,300	177,709
TM	TOYOTA MOTOR CORP. - ADR	600	60,534
XFML	XINHUA FINANCE MEDIA LTD - ADR*	43,500	137,460

CONSUMER STAPLES - 1.7%			551,008
ADY	AMERICAN DAIRY, INC.*	5,705	52,486
BJ	BJ'S WHOLESALE CLUB, INC.*	900	32,121
BG	BUNGE LTD.	600	52,128
DEG	ETABLISSEMENTS DELHAIZE FRERES - ADR	1,100	86,515
FDP	FRESH DEL MONTE PRODUCE, INC.*	1,600	58,240
NSRGY	NESTLE S A - ADR	800	100,349
PPC	PILGRIMS PRIDE CORP.	1,100	22,253
PG	PROCTER & GAMBLE CO.	1,500	105,105
SAFM	SANDERSON FARMS, INC.	1,100	41,811

ENERGY - 18.1%			5,888,039
APA	APACHE CORP.	1,300	157,066
BZP	BPZ RESOURCES, INC.*	5,500	119,515
CFW	CANO PETROLEUM, INC*	500	2,340
CHK	CHESAPEAKE ENERGY CORP.	3,400	156,910
CPX	COMPLETE PRODUCTION SERVICES*	100	2,294
CXPO	CRIMSON EXPLORATION, INC.*	16,883	165,453
DO	DIAMOND OFFSHORE DRILLING, INC.	2,300	267,720
EPEX	EDGE PETROLEUM CORP.	1,700	6,851
ECA	ENCANA CORP.	1,100	83,325
ESV	ENSCO INTERNATIONAL, INC.	3,500	219,170
FEEC	FAR EAST ENERGY CORP.*	78,600	35,370
FRO	FRONTLINE LTD	5,000	230,100
GW	GREY WOLF, INC.*	11,000	74,580
HNR	HARVEST NATURAL RESOURCES, INC.*	300	3,618
HP	HELMERICH & PAYNE, INC.	5,300	248,411
HERO	HERCULES OFFSHORE, INC.*	6,300	158,256
HGT	HUGOTON ROYALTY TRUST	14,669	404,571
KEG	KEY ENERGY SERVICES, INC.*	7,000	93,940
NE	NOBLE CORPORATION	4,900	243,383
OXY	OCCIDENTAL PETROLEUM CORP.	6,400	468,288
PKD	PARKER DRILLING CO.*	1,300	8,398
PCX	PATRIOT COAL CORP.*	240	11,273
PTEN	PATTERSON-UTI ENERGY, INC.	15,700	411,026
BTU	PEABODY ENERGY CORP.	2,300	117,300
PGH	PENGROWTH ENERGY TRUST	6,700	127,970
PWE	PENN WEST ENERGY TRUST	19,800	554,004
PZE	PETROBRAS ENERGIA PARTICIPACIONES - ADR	6,800	77,180
PVX	PROVIDENT ENERGY TRUST	4,090	43,354
SFL	SHIP FINANCE INTERNATIONAL LTD	1,000	26,280
SNEN	SINOENERGY CORP.*	1,000	2,930
SGY	STONE ENERGY CORP.*	3,000	156,930
SU	SUNCOR ENERGY, INC.	100	9,635
SFY	SWIFT ENERGY CO.*	3,200	143,968
SYNM	SYNTROLEUM CORP.*	58,222	36,098
TELOZZ	TEL OFFSHORE TRUST	90	2,034
TSO	TESORO CORP.	6,300	189,000
TVOC	TEXAS VANGUARD OIL*	4,000	47,960
TMY	TRANSMERIDIAN EXPLORATION, INC.*	6,460	5,814
VLO	VALERO ENERGY CORP.	14,792	726,435
WNR	WESTERN REFINING, INC.	100	1,347
XTO	XTO ENERGY, INC.	775	47,942

FINANCIALS - 14.7%			4,788,175
TCHC	21ST CENTURY HOLDINGS CO.	5,300	67,893
PVD	ADMINISTRADA DE FONDOS DE PENSIONES PROVIDA - ADR	1,500	55,560
AIG	AMERICAN INTERNATIONAL GROUP, INC.	1,100	47,575
ACGL	ARCH CAPITAL GROUP, LTD.	1,200	82,404
BCPC	BALCHEM CORP.	1,800	41,256
BAC	BANK OF AMERICA CORP.	13,300	504,203
CMO	CAPSTEAD MORTGAGE CORP.	60,800	693,120
C	CITIGROUP, INC.	400	8,568
CFC	COUNTRYWIDE FINANCIAL CORP.	12,500	68,750
CRMH	CRM HOLDINGS LTD*	13,580	68,036
DHIL	DIAMOND HILL INVESTMENT GROUP*	3,891	297,700
DRL	DORAL FINANCIAL CORP.	100	2,018
ENH	ENDURANCE SPECIALTY HOLDINGS LTD	4,700	172,020
FNF	FIDELITY NATIONAL FINANCIAL, INC.	900	16,497
FMD	FIRST MARBLEHEAD CORP.	1,000	7,460
BEN	FRANKLIN RESOURCES, INC.	3,000	290,970
GYRO	GYRODYNE CO. OF AMERICA, INC.*	140	5,495
IPCR	IPC HOLDINGS LTD	6,000	168,000
KFS	KINGSWAY FINANCIAL SERVICES, INC.	6,900	81,558
MIGP	MERCER INSURANCE GROUP, INC.	5,400	93,906
MTG	MGIC INVESTMENT CORP.	300	3,159
MRH	MONTPELIER RE HOLDINGS LTD	1,900	30,495
NAHC	NATIONAL ATLANTIC HOLDINGS CORP *	48,681	289,165
NYX	NYSE EURONEXT	700	43,197
PCAP	PATRIOT CAPITAL FUNDING, INC.	10,100	105,747
PNNT	PENNANTPARK INVESTMENT CORP.	7,700	65,527
PSEC	PROSPECT CAPITAL CORP.	13,900	211,558
PRU	PRUDENTIAL FINANCIAL, INC.	1,300	101,725
RDN	RADIAN GROUP, INC.	4,800	31,536
RODM	RODMAN & RENSHAW CAPITAL GROUP, INC.*	23,500	39,245
SAFT	SAFETY INSURANCE GROUP, INC.	3,000	102,390
SHO	SUNSTONE HOTEL INVESTORS, INC.	3,400	54,434
TRAD	TRADESTATION GROUP, INC.*	75,700	644,964
GROW	U.S. GLOBAL INVESTORS, INC.	21,235	287,522
WHI	W HOLDING CO.	3,800	4,522

HEALTH CARE - 16.3%			5,293,667
AVCA	ADVOCAT, INC.*	9,775	106,352
AMRND	AMARIN CORP. PLC - ADR*	61,364	168,137
AGP	AMERIGROUP CORP.*	100	2,733
AVNR	AVANIR PHARMACEUTICALS*	49,400	49,400
BIIB	BIOGEN IDEC, INC.*	4,900	302,281
DXR	DAXOR CORP.*	2,100	27,993
DEPO	DEPOMED, INC.*	244,478	831,225
ELN	ELAN CORP. PLC - ADR*	93,600	1,952,496
FVE	FIVE STAR QUALITY CARE, INC.*	3,400	21,590
FMS	FRESENIUS MEDICAL CARE AG & CO. - ADR	3,000	150,960
HNAB	HANA BIOSCIENCES, INC.*	56,429	52,479
HUM	HUMANA, INC.*	5,600	251,216
IOMI	IOMAI CORP.*	52,887	84,619
KG	KING PHARMACEUTICALS, INC.*	700	6,090
LGND	LIGAND PHARMACEUTICALS, INC.	8,800	35,200
MOH	MOLINA HEALTHCARE, INC.*	3,000	73,260
MNTA	MOMENTA PHARMACEUTICALS, INC.*	28,300	309,319
MYL	MYLAN, INC.	21,600	250,560
NVS	NOVARTIS AG - ADR	300	15,369
NVO	NOVO NORDISK A/S - ADR	8,700	602,388

INDUSTRIALS - 6.9%			2,245,525
ABIX	ABATIX CORP.*	47,427	265,591
AAI	AIRTRAN HOLDINGS, INC.*	2,400	15,840
BBSI	BARRETT BUSINESS SERVICES, INC.	100	1,713
CP	CANADIAN PACIFIC RAILWAY LTD	400	25,716
CRDN	CERADYNE, INC.*	400	12,784
CPHI	CHINA PHARMA HOLDINGS, INC.*	39,500	90,850
CNRD	CONRAD INDUSTRIES, INC.*	3,900	52,650
CSX	CSX CORP.	1,200	67,284
DRYS	DRYSHIPS, INC.	1,000	59,910
RAIL	FREIGHTCAR AMERICA, INC.	3,300	113,190
PAC	GRUPO AEROPORTUARIO DEL PACI S.A.B. - ADR	2,000	90,000
ASR	GRUPO AEROPORTUARIO DEL SURESTE - ADR	5,100	290,649
GSH	GUANGSHEN RAILWAY CO. LTD. - ADR	16,400	431,320
HRZ	HORIZON LINES, INC.	300	5,583
KHD	KHD HUMBOLDT WEDAG INTERNATIONAL LTD*	1,000	24,360
MFW	M & F WORLDWIDE CORP.*	2,200	82,258
NSC	NORFOLK SOUTHERN CORP.	2,000	108,640
SXC	STANTEC, INC.*	404	11,817
SBLK	STAR BULK CARRIERS CORP.	25,900	295,778
UNP	UNION PACIFIC CORP.	1,200	150,456
UUU	UNIVERSAL SECURITY INSTRUMENTS, INC.*	7,618	49,136

INFORMATION TECHNOLOGY - 14.7%			4,765,054
AEY	ADDVANTAGE TECHNOLOGIES GROUP, INC.*	2,600	8,996
AIXG	AIXTRON AKTIENGESELLSCHAFT - ADR*	153	2,096
AAPL	APPLE, INC.*	6,500	932,750
CAJ	CANON, INC. - ADR	2,900	134,473
IMOS	CHIPMOS TECHNOLOGIES BERMUDA, LTD.*	232,945	747,753
CRYP	CRYPTOLOGIC LTD	6,000	95,160
DELL	DELL, INC.*	7,400	147,408
FIS	FIDELITY NATIONAL INFORMATION SERVICES, INC.	444	16,934
GIGM	GIGAMEDIA LTD*	15,500	241,645
GSB	GLOBALSCAPE, INC.*	800	1,760
HIMX	HIMAX TECHNOLOGIES, INC. - ADR	1,600	7,760
MAIL	INCREDIMAIL LTD*	31,215	97,079
MA	MASTERCARD, INC.	5,300	1,181,847
MU	MICRON TECHNOLOGY, INC.*	85,000	507,450
MSFT	MICROSOFT CORP.	7,500	212,850
OCCF	OPTICAL CABLE CORP.*	8,227	41,135
QXM	QIAO XING MOBILE COMMUNICATION CO. LTD *	32,600	195,926
SMTX	SMTC CORP.*	1,200	2,196
TSL	TRINA SOLAR LTD - ADR*	4,200	129,108
TRT	TRIO-TECH INTERNATIONAL*	6,767	42,970
ZRAN	ZORAN CORP.*	1,300	17,758

MATERIALS - 12.9%			4,175,978
AKZOY	AKZO NOBEL - ADR	3,800	303,848
APFC	AMERICAN PACIFIC CORP.*	18,575	296,643
ARSD	ARABIAN AMERICAN DEVELOPMENT CO.*	51,300	350,892
AZC	AUGUSTA RESOURCE CORP.*	15,500	58,590
AZK	AURIZON MINES, LTD.*	58,900	279,775
BAYRY	BAYER - ADR	1,300	104,644
CX	CEMEX - ADR*	1,400	36,568
CAGC	CHINA AGRITECH, INC.*	3,600	8,532
CGR	CLAUDE RESOURCES, INC.*	172,392	170,668
CLHRF	CORAL GOLD RESOURCES LTD*	27,500	34,521
DROOY	DRD GOLD LTD - ADR*	5,100	49,980
EGI	ENTREE GOLD, INC.*	72,885	142,126
GMO	GENERAL MOLY, INC.*	11,400	91,086
GG	GOLDCORP, INC.	5,200	201,500
GSS	GOLDEN STAR RESOURCES, LTD.*	29,100	99,813
GBN	GREAT BASIN GOLD LTD*	97,900	358,314
SIM	GRUPO SIMEC - ADR*	5,500	61,215
IFF	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	3,000	132,150
KALU	KAISER ALUMINUM CORP.	200	13,860
KMGB	KMG CHEMICALS, INC.	200	3,086
LUN CN	LUNDIN MINING CORP.*	17,500	119,148
MRB	METALLICA RESOURCES, INC.*	41,900	246,791
MFN	MINEFINDERS LTD*	9,000	110,520
MNEAF	MINERA ANDES, INC.*	152,500	222,498
NGD	NEW GOLD, INC.*	600	4,176
OMG	OM GROUP, INC.*	400	21,816
PKX	POSCO - ADR	1,500	178,470
SA	SEABRIDGE GOLD, INC.*	4,400	105,600
SUTR	SUTOR TECH GROUP LTD*	4,400	22,440
TGB	TASEKO MINES LTD*	63,400	323,340
UXG	US GOLD CORP.*	9,200	23,368

TELECOMMUNICATION SERVICES - 0.2%			65,580
BTM	BRASIL TELECOM SA - ADR	2,000	65,580

UTILITIES - 0.9%			306,128
APWR	A-POWER ENERGY GENERATION SYSTEMS LTD*	5,200	78,780
CNP	CENTERPOINT ENERGY, INC.	2,300	32,821
ELEYYY	ENDESA - ADR	1,600	84,223
KEP	KOREA ELECTRIC POWER - ADR	4,500	67,680
SRE	SEMPRA ENERGY	800	42,624

RIGHTS - 0.0%			2,277
(cost $3,562)
	ARES CAPITAL CORP. RIGHTS*	4,067	2,277

INVESTMENT COMPANIES - 2.6%			838,340
(cost $951,924)
AINV	APOLLO INVESTMENT CO.	10,300	163,049
ARCC	ARES CAPITAL CORP.	12,200	153,354
KSK	CORTS TRUST FOR FORD DEBENTURES	5,300	74,465
DZZ	DEUTSCHE BANK AG LONDON BRH*	2,700	73,764
GAIN	GLADSTONE INVESTMENT CORP	3,900	36,699
HYF	MANAGED HIGH YIELD PLUS FUND, INC.	72,100	236,488
EMF	TEMPLETON EMERGING MARKETS FUND, INC.	5,100	100,521

CASH EQUIVALENTS - 6.3%			2,033,064
(cost $2,033,064)
	HIGHMARK 100% US TREAS MM	1,016,532	1,016,532
	HIGHMARK DIVERSIFIED MM-FID	1,016,532	1,016,532

TOTAL INVESTMENT SECURITIES - 99.6%			32,352,222
(cost $30,072,998)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			123,832

NET ASSETS - 100.0%			$32,476,054

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$30,219,586

Gross unrealized appreciation	5,571,004
Gross unrealized depreciation	(3,314,536)
Net unrealized appreciation	$2,256,468

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
                                                     Kendrick W. Kam, President & Treasurer

Date       May 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                                     Kendrick W. Kam, President & Treasurer

Date       May 6, 2008

* Print the name and title of each signing officer under his or her signature.